Collaborations and Licensing Arrangements	12 Months Ended
Mar. 31, 2019
Research And Development [Abstract]
Collaborations and Licensing Arrangements
Collaborations and Licensing Arrangements
Takeda is party to certain collaborations, in-licensing agreements and out-licensing arrangements.
Out-licensing agreements
Takeda has entered into various licensing arrangements where it has licensed certain product or intellectual property rights for consideration such as up-front payments, equity interest of partners, development milestones, sales milestones and/or sales-based royalty payments. The receipt of the variable considerations related to these substantive milestones is uncertain and contingent on the achievement of certain development milestones or the achievement of a specified level of annual net sales by the licensee.
Collaborations and in-licensing arrangements
These agreements generally provide for commercialization rights to a product or products being developed by the counterparty, and, in exchange, often resulted in an up-front payment being paid upon execution of the agreement and resulting an obligation that may require Takeda to make future development, regulatory approval, or commercial milestone payments as well as sales-based royalty payments. In some of these arrangements, Takeda and the licensee are both actively involved in the development and commercialization of the licensed product, and have exposure to risks and rewards that are dependent on its commercial success.
Under the terms of these collaboration and licensing arrangements, Takeda made the following payments during the years ended March 31:

	JPY (millions)
	2017	2018	2019
Initial up-front and milestone payments	¥62,282	¥32,594	¥29,857
Acquisition of shares of collaboration and in- licensing partners	2,480	15,074	5,994

The following is a description of Takeda’s significant collaborations and in-licensing agreements.
Mersana Therapeutics (“Mersana”)
In March 2014, Takeda entered into an agreement with Mersana related to the development of antibody drug conjugates, which was expanded in January 2015 and again in February 2016. In January 2019, Takeda and Mersana terminated the partnership. Accordingly, Takeda recognized impairment loss on intangible assets associated with products of 7,237 million JPY during the year ended March 31, 2019.
GlaxoSmithKline plc. (“GSK”)
In July 2017, Takeda entered into an exclusive licensing agreement with TESARO, Inc. ("TESARO") for the commercialization and clinical development of Niraparib, a novel poly ADP-ribose polymerase inhibitor. TESARO was acquired by GSK during the year ended March 31, 2019. The collaboration agreement grants Takeda the right to develop and commercialize all indications in Japan and all indications, except prostate cancer, in South Korea, Taiwan, Russia and Australia. Under the terms of this agreement, Takeda has made an up-front payment and is required to make additional milestone payments upon the achievement of certain regulatory and commercial goals. GSK will also be eligible to receive from Takeda tiered royalties based on a double-digit percentage of net product sales.
Denali Therapeutics (“Denali”)
In January 2018, Takeda entered into a collaboration agreement with Denali to develop and commercialize up to three specified therapeutic product candidates for neurodegenerative diseases. Each program is directed to a genetically validated target for neurodegenerative disorders, including Alzheimer’s disease and other indications, and incorporates Denali’s Antibody Transport Vehicle platform for increased exposure of biotherapeutic products in the brain. Under the terms of the agreement, Takeda made an up-front payment in exchange for certain option rights and the purchase of Denali equity. In addition, Denali is eligible to receive development and commercial milestone payments. Denali will be responsible for all development activities and costs prior to Investigational New Drug filing for each of the three programs. Takeda has the option to co-develop and co-commercialize each of the three programs. If Takeda exercises the option, the parties will then jointly conduct clinical development and share all costs equally. Denali will lead early clinical development activities and Takeda will lead late-stage clinical development activities. Takeda and Denali will jointly commercialize the products in the United States and China, and Takeda will have exclusive commercialization rights in all other markets. The parties will share global profits equally.
Wave Life Sciences Ltd. (“Wave”)
In February 2018, Takeda entered into an agreement with Wave to discover, develop and commercialize nucleic acid therapies for disorders of the central nervous system (“CNS”). Under the agreement, Takeda has the option to co-develop and co-commercialize programs in areas of Huntington’s disease (HD), amyotrophic lateral sclerosis (ALS), frontotemporal dementia (FTD) and spinocerebellar ataxia type 3 (SCA3). In addition, Takeda has the right to license multiple preclinical programs targeting CNS disorders, including Alzheimer’s disease and Parkinson’s disease. Takeda made an upfront payment and investment in Wave and has the potential to make future payments related to development and commercial milestone payments.
Rani Therapeutics LLC (“Rani”)
In January 2019, Takeda acquired a collaboration agreement with Rani to conduct research on the use of the RANI PILL technology for oral delivery of Factor VIII (FVIII) therapy for patients with hemophilia A. This collaboration agreement was acquired through the acquisition of Shire. The agreement provides Takeda an exclusive option to negotiate a license to develop and commercialize the technology for delivery of FVIII therapy following completion of feasibility studies and a 0.84% equity ownership in Rani.
Novimmune S.A. (“Novimmune”)
In January 2019, Takeda acquired a licensing agreement with Novimmune through its acquisition of Shire. The agreement provides Takeda a license to the exclusive worldwide rights to develop and commercialize a bi-specific antibody for the treatment of hemophilia A and hemophilia A patients with inhibitors. Under the terms of the agreement, Takeda will develop, and if approved, commercialize the product. Novimmune will be entitled to receive additional potential milestone payments based on clinical, regulatory and commercial milestones and single-digit royalties.
AB Biosciences Inc. (“AB Biosciences”)
In January 2019, Takeda acquired a licensing agreement with AB Biosciences through its acquisition of Shire. The agreement grants Takeda a license to exclusive worldwide rights to develop and commercialize a recombinant immunoglobulin product candidate and an exclusive, worldwide license to AB Bioscience’s intellectual property relating to its pan receptor interacting molecule program. AB Biosciences is eligible to receive contingent research, development, and commercialization milestone payments and tiered royalty payments.